(LOSSES)/GAINS ON DERIVATIVES AND OTHER FINANCIAL ITEMS, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 24, 2018
Component of Other Income (Expense), Nonoperating [Line Items]
(Losses)/gains on derivative instruments, net	$ (51,922,000)	$ (38,796,000)	$ 8,106,000
Unrealized foreign exchange (gains)/losses	(435,000)	(941,000)	995,000
Amortization of Partnership guarantee (note 25)	1,772,000	2,065,000	503,000
Financing arrangement fees and other costs	(441,000)	(531,000)	(1,363,000)
Other financial items, net	1,000,000	675,000	(592,000)
Derivative liability	70,188,000	36,167,000
Interest Rate Swap
Component of Other Income (Expense), Nonoperating [Line Items]
(Losses)/gains on derivative instruments, net	(35,306,000)	(43,746,000)	(1,455,000)
Earn-Out Units
Component of Other Income (Expense), Nonoperating [Line Items]
(Losses)/gains on derivative instruments, net	0	0	7,400,000
Net Interest Income (Expense) within Derivative Financial Instruments | Interest Rate Swap
Component of Other Income (Expense), Nonoperating [Line Items]
(Losses)/gains on derivative instruments, net	(16,616,000)	4,950,000	2,161,000
Other Non-Operating Expense
Component of Other Income (Expense), Nonoperating [Line Items]
Unrealized foreign exchange (gains)/losses	(260,000)	82,000	(837,000)
Finance lease obligation and related Restricted Cash
Component of Other Income (Expense), Nonoperating [Line Items]
Unrealized foreign exchange (gains)/losses	(71,000)	(941,000)	1,105,000
Common Stock
Component of Other Income (Expense), Nonoperating [Line Items]
Distribution amount per share (in dollars per share)				$ 0.4042
Carrying Value | Level 2 | Interest Rate Swap
Component of Other Income (Expense), Nonoperating [Line Items]
Derivative liability	$ 70,188,000	$ 36,167,000
Carrying Value | Level 2 | Earn-Out Units
Component of Other Income (Expense), Nonoperating [Line Items]
Derivative liability			$ 0